THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2008.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: December 31, 2007

                Check here if Amendment [X]; Amendment Number: 3

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler     New York, New York    August 22, 2008
-------------------     ------------------    ---------------
(Signature)             (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $117,945 (thousands)

List of Other Included Managers:

         None


                                                                FORM 13F INFORMATION TABLE
Amended Filing For Quarter Ended: 12/31/07        Name of Reporting Manager:  Sandell Asset Management

                                                                                                                   Item 8:
Item 1:                   Item 2 :         Item 3:      Item 4:    Item 5:      Item 6:    Item 7:      Voting Authority (Shares)
Name of Issuer         Title of Class      CUSIP      Fair Market Shares or     Investment Managers     (a)        (b)       (c)
                                           Number        Value    Principal     Discretion See Instr. V Sole       Shared    None
                                                       (X$1000)    Amount

HUNTSMAN CORP                 COM           447011107    59,509    2,315,513 SHS SOLE                    2,315,513 -         -
NAVTEQ CORP                   COM           63936L100    58,436      772,961 SHS SOLE                      772,961 -         -

                                       Value Total:    $117,945

                                        Entry Total:          2

